Schedule of Investments
May 31, 2020 (unaudited)
Archer Income Fund

		Shares or Principal
Security Description		Amount ($)	Fair Value ($)(1)

Corporate Bonds - 51.81% (4)

Accident & Health Insurnace - 0.67%
Unum Group, 4.000%, 03/15/2024		75,000	77,634

Air Transportation, Scheduled - 1.22%
United Airlines Holdings, Inc., 6.000%, 12/01/2020		150,000	142,163

Apparel, Footwear, and Accessories Design - 1.36%
Nike, Inc., 2.250%, 05/01/2023		150,000	158,376

Beverages - 0.92%
Keurig Dr. Pepper, Inc., 3.130%, 12/15/2023		100,000	107,173

Biological Products (No Diagnostic Substances) - 0.18%
Amgen, Inc., 3.875%, 11/15/2021		20,714	21,445

Computer & Office Equipment - 0.89%
Hewlett-Packard, 4.375%, 09/15/2021		100,000	104,198

Computer Communications Equipment - 0.70%
Juniper Networks, Inc., 4.500%, 03/15/2024		75,000	81,893

Computer Storage Devices - 0.43%
EMC Corp., 3.375%, 06/01/2023		50,000	50,244

Containers & Packaging - 0.45%
Ball Corp., 5.000%, 03/15/2022		50,000	52,285

Crude Petroleum & Natural Gas - 0.83%
Murphy Oil Corp., 4.000%, 06/01/22		100,000	96,250

Dental Equipment & Supplies - 0.89%
DENTSPLY International, Inc., 4.125%, 08/15/2021		100,000	103,284

Distribution/Wholesale - 0.82%
Ingram Micro, Inc., 5.000%, 08/10/2022		100,000	96,103

Electric & Other Services Combined - 0.75%
PPL Energy Supply LLC., 4.600%, 12/15/2021		100,000	87,000

Electric Services - 1.75%
Exelon Generation Co. LLC, 4.000%, 10/01/2020		50,000	50,110
Southern California Edison Co., 6.250%, 3M USD LIBOR + 4.199%, 02/01/2022 Series E (5)		50,000	47,875
Southern Co., 2.950%, 07/01/2023		100,000	105,571

			203,556

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.59%
General Electric Co. Series A, 4.000%, 06/15/2022		100,000	68,250

Food & Kindred Products - 0.73%
Conagra Foods, Inc., 9.750%, 03/01/2021		80,000	84,736

Health Care Providers & Services - 0.44%
CommonSpirit Health, 2.950%, 11/01/2022		50,000	51,719

Hospital & Medical Service Plans - 0.22%
WellPoint, Inc., 3.700%, 08/15/2021		25,000	25,743

Men's & Boys' Furnishings, Work Clothing, Allied Garments - 0.66%
Cintas Corp. No. 2, 4.300%, 06/01/2021		75,000	77,160

Miscellaneous Business Credit Institution - 0.66%
Ford Motor Credit Co. LLC., 4.200%, 02/20/2027		100,000	77,087

Miscellaneous Manufacturing Industries - 0.64%
Hillenbrand, Inc., 5.500%, 07/15/2020		75,000	75,025

National Commercial Banks - 6.90%
Bank of America Corp., 4.000%, 03/15/2043		100,000	84,576
Banc of California, Inc., 5.250%, 04/15/2025		100,000	103,233
JPMorgan & Chase Co. Series B, 2.26325%, 3M USD LIBOR + 0.50%, 02/01/2027 (5)		150,000	131,403
Key Corp. 2.64938, 3M USD LIBOR + 0.74%, 07/01/2028 (5)		100,000	86,077
Old National Bancorp, 4.125%, 08/15/2024		100,000	106,900
PNC Financial Services Group, Inc., 2.47688%, 3M USD LIBOR + 0.57%, 06/01/2028 (5)		150,000	128,781
USB Capital IX, 3.500%, 3M USD LIBOR + 1.02%, 04/23/2020 (5)		200,000	163,000

			803,970

Natural Gas Distribution - 0.44%
National Fuel Gas Co., 5.200%, 07/15/2025		50,000	51,219

Operative Builders - 0.45%
Lennar Corp., 4.875%, 12/15/2023		50,000	52,750

Pharmaceutical Preparations - 0.45%
AbbVie, Inc., 2.900%, 11/06/2022		50,000	52,334

Printed Circuit Boards - 0.44%
Jabil Circuit, 5.625%, 12/15/2020		50,000	51,130

Property & Casualty Insurance - 1.44%
Finial Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)		150,000	167,358

Real Estate - 0.45%
Aurora Military Housing LLC., 5.350%, 12/15/2025		50,000	52,447

Retail-Department Store - 0.25%
Dillards, Inc., 7.750%, 07/15/2026		35,000	29,476

Retail-Apparel & Accessory Stores - 1.29%
Foot Locker, Inc., 8.500%, 01/15/2022		150,000	150,000

Retail-Drug Stores & Proprietary Stores - 5.05%
CVS Health Corp., 3.500%, 07/20/2022		200,000	210,782
CVS Health Corp., 2.750%, 12/01/2022		190,000	197,987
Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021		175,000	180,103

			588,872

Services-Business Services - 1.58%
EBay, Inc., 2.600%, 07/15/2022		80,000	82,439
Total System Services, Inc., 3.800%, 04/01/2021		100,000	101,837

			184,276

Services-Computer Programming Services - 1.03%
VeriSign, Inc., 4.625%, 05/01/2023		120,000	120,575

Services-Medical Laboratories - 0.89%
Laboratories Corp. of America Holdings, Inc., 3.200%, 02/01/2022		100,000	103,685

Services-Personal Services - 2.04%
H&R Block, Inc., 5.500%, 11/01/2022		225,000	238,262

Services-Prepackaged Software - 2.22%
Symantec Corp., 3.950%, 06/15/2022		50,000	50,750
Symantec Corp., 4.200%, 09/15/2020		50,000	50,188
VMWare, Inc., 3.900%, 08/21/2027		150,000	158,092

			259,030

Services-Video Tape Rental - 0.88%
Netflix, Inc., 5.375%, 02/01/2021		100,000	102,125

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.63%
Procter & Gamble Co., 9.360%, 01/01/2021		71,676	73,281

State Commercial Banks - 3.03%
Bank of the Ozarks, 5.500%, 3M LIBOR + 3.935%, 07/01/2026 (5)		100,000	99,701
Eagle Bancorp, Inc., 5.750%, 09/01/2024		150,000	151,676
Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.207, 04/15/2027 (5)		100,000	101,575

			352,952

Telephone Communications (No Radio Telephone) - 1.43%
AT&T, Inc., 3.000%, 02/15/2022		100,000	103,654
Indiana Bell Tel Co., Inc., 7.300%, 08/15/2026		50,000	62,926

			166,580

Television Broadcasting Stations - 0.54%
CBS Broadcasting, Inc., 7.125%, 11/01/2023		54,000	62,634

Tires & Inner Tubes - 0.87%
Goodyear Tire & Rubber Co., 8.750%, 08/15/2020		100,000	101,180

Transportation Services - 0.86%
Expedia, Inc. 5.950%, 08/15/2020		100,000	100,555

Travel & Lodging - 0.85%
Wyndham Worldwide Corp., 5.625%, 03/01/2021		100,000	99,000

Wholesale-Drugs Proprietaries & Druggist - 0.44%
Cardinal Health, Inc., 4.625%, 12/15/2020		50,000	51,032

Wholesale-Groceries & General Line - 1.56%
Sysco Corp., 6.500%, 08/01/2028		152,000	181,596

Total Corporate Bonds		(Cost $ 6,049,642)	6,037,643

Registered Investment Companies - 3.65% (2)

iShares US Preferred Stock ETF		1,000	35,140
JPMorgan Ultra-Short Income ETF		4,000	202,360
PowerShares Variable Rate Preferred ETF		8,000	187,520

Total Registered Investment Companies		(Cost $ 444,956)	425,020

Municipal Bonds - 28.54% (4)

Arizona - 0.60%
City of Phoenix, AZ, 2.717%, 07/01/2022		40,000	41,315
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 07/01/2026		25,000	28,597

			69,912

California - 1.46%
Sacramento, CA Pension Oblg. Series A, 6.420%, 08/01/2023		50,000	56,621
Sacramento Cnty., CA Pension Oblg., 6.625%, 08/01/2024		95,000	114,044

			170,665

Colorado - 0.13%
Vail, CO, Reinvestment Authority Tax Increment Rev Taxable BAB Series B, 6.069%, 06/01/2025		15,000	15,045

Connecticut - 0.43%
City of Bridgeport, CT, 6.571%, 08/15/2028		50,000	50,531

Florida - 1.87%
Florida Atlantic University Finance Corp. 7.439%, 07/01/2030		35,000	35,180
Osceola County, FL 6.020%, 10/01/2026		30,000	31,942
Palm Beach County, FL Solid Waste Authority Taxable-Ref, 1.789%, 10/01/2020		150,000	150,386

			217,508

Georgia - 0.88%
Atlanta Development Authority, 3.750%, 01/01/2021		45,000	45,460
Georgia Local Government, 4.750%, 06/01/2028		50,000	57,305

			102,765

Illinois - 3.35%
Carol Stream Park District, IL, 4.400%, 11/01/2020		160,000	162,170
Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020		50,000	50,100
Eastern IL University Build America Bond, 5.900%, 04/01/2023		45,000	44,998
Rosemont, IL Ref Bds Series A, 5.375%, 12/1/2025		15,000	17,263
Saint Clair County, IL School District No. 189 East St. Louis, 4.000%, 01/01/2021		30,000	30,023
State of Illinois, 4.950%, 06/01/2023		65,455	65,213
State of Illinois, 6.200%, 07/01/2021		20,000	20,113

			389,880

Indiana - 6.05%
Beech Grove, IN Sch Bldg. Corp., 2.850%, 07/05/2025		140,000	145,461
Evansville, IN Redevelopment Authority, 6.150%, 02/01/2024		35,000	35,276
Evansville, IN Redevelopment BAB, 6.860%, 02/01/2029		80,000	80,723
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, 07/15/2026		165,000	165,503
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, 07/15/2027		100,000	100,311
Indiana St Univ Revs BAB, 5.260%, 04/01/2024		10,000	10,026
Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, 07/15/2022		50,000	51,351
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, 07/15/2023		50,000	52,651
Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, 07/15/2029		40,000	42,700
Portage, IN, Industry Redevelopment District Tax, 7.250%, 07/15/2024		20,000	20,588

			704,590

Iowa - 0.51%
Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023		59,000	59,018

Kentucky - 0.17%
Kentucky St Mun Pwr Agy, 5.910%, 09/01/2025		20,000	20,240

Minnesota - 0.87%
University of Minnesota, 2.485%, 08/01/2021		100,000	101,618

Mississippi - 0.09%
Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021		10,000	10,240

Missouri - 0.83%
County of St. Louis, MO, 5.450%, 12/01/2031		50,000	50,810
Kansas City, MO Taxable Gen Obl Series B, 5.050%,0 2/01/2023		20,000	20,055
Missouri State Health & Educational Fac., 5.800%, 10/01/2023		25,000	25,390

			96,255

New Jersey - 2.32%
City of Wildwood, NJ, 4.000%, 11/01/2021		100,000	103,012
Atlantic City Board of Education, 4.093%, 07/15/2020		100,000	100,232
Hudson County, NJ 6.890%, 03/01/2026		65,000	67,482

			270,726

New York - 4.80%
City of New York, NY, 1.980%, 08/01/2023		150,000	153,465
Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028		50,000	50,001
Nassau County, NY Series F, 6.800%, 10/01/2027		75,000	76,216
New York, NY, BAB, 6.435%, 12/01/2035		150,000	151,004
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 08/01/2023		125,000	128,421

			559,107

Nort Carolina - 0.21%
Wilmington North Carolina Taxable, 3.000%, 06/01/2020		25,000	25,000

Ohio - 1.44%
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, 12/01/2025		60,000	72,658
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, 10/01/2026		30,000	33,281
Montgomery, OH Special Obligation Revenue Bond, 4.000%, 10/01/2027		60,000	61,699

			167,638

Oklahoma - 0.24%
Garfield County, OK, 6.000%, 09/01/2024		25,000	28,008

Oregon - 0.25%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, 06/30/2024		25,000	28,891

Texas - 1.66%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, 11/15/2023		20,000	21,082
City of Irving, TX, 5.657%, 08/15/2023		25,000	26,677
North Texas Tollway Authority, 8.410%, 02/01/2030		50,000	67,184
Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, 12/01/2021		40,000	41,498
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, 10/01/2023		35,000	36,491

			192,932

Wisconsin - 0.39%
Public Finance Authority, WI, 5.750%, 06/01/2023		45,000	45,848

Total Municipal Bonds		(Cost $ 3,310,694)	3,326,417

Preferred Securities - 2.03%

Asset Management - 0.53%
B Riley Financial, Inc., 6.50%, 09/30/2026		3,000	61,470

State Commercial Banks - 0.62%
Medallion Bank Utah Series F, 8.000%, SOFR + 6.46%, 04/01/2025 (5)		4,000	72,400

Telephone Communications (No Radio Telephone) - 0.88%
US Cellular Corp., PFD 6.950%, 05/15/2060		4,000	103,000

Total Preferred Securities		(Cost $ 274,840)	236,870

Structured Note - 6.42% (4)

Commercial Banks - 0.86%
Barclays Bank Plc., 2.75128%, 1M CPI (YoY) + 0.70%, 09/25/2020 (United Kingdom) (5)	100,000.00	100,000	100,500

National Commercial Banks - 3.88%
Bank of America Corp., 2.650%, 01/31/2030	149,854.97	150,000	148,718
Bank of America Corp., 0.808%, 06/24/2030 (5)	68,757.12	82,000	64,370
Bank of America Corp., 0.556%, 07/14/2031 (5)	67,150.42	80,000	51,200
Morgan Stanley, 5.550%, 07/15/2020 Perpetual	96,039.33	100,000	89,000
Wells Fargo & Co., 3.500%, 08/31/2023	100,792.61	100,000	98,619

			451,907

Security Brokers, Dealers & Flotation Companies - 1.68%	104,795.34
Goldman Sachs Group, Inc., 1.360%, 11/13/2028 (5)	99,430.76	120,000	102,300
Goldman Sachs Group, Inc., 1.89255%, 12/13/2028 (5)		100,000	93,616
	786,820.55
			195,916

Total Structured Note		(Cost $ 786,821)	748,323

Money Market Registered Investment Companies - 6.58%

Federated Treasury Obligation Fund - Institutional Shares 1.48% (3)		767,151	767,151

Total Money Market Registered Investment Companies		(Cost $ 767,151)	767,151

Total Investments - 99.03%		(Cost $ 11,634,104)	11,541,424

Other Assets less Liabilities - .97%			112,866

Total Net Assets - 100.00%			11,654,290

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

		Investments in	Other Financial
Valuation Inputs		Securities	Instruments
Level 1 - Quoted Prices		$1,429,041	$-
Level 2 - Other Significant Observable Inputs		10,112,383	-
Level 3 - Significant Unobservable Inputs		-	-
Total		$11,541,424	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Exchange Traded Funds.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2020.

(4) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(5) Variable or floating rate security. The stated rate represents the rate at May 31, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.